INVESTMENT IN PUBLIC COMPANY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 07, 2023	Jul. 05, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Apr. 30, 2023	Jul. 11, 2019
IfrsStatementLineItems [Line Items]
Impairment loss
Holding shares								644,229
Carrying value			$ 5,544		$ 5,544
O C I [Member]
IfrsStatementLineItems [Line Items]
Impairment loss							$ 5,532
Unrealized gain or loss			$ 2,975	$ 4,046	$ 3,456	$ 4,046
Intensity [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold	585,000	3,900,000
Price per share		$ 5.00
Net proceeds		$ 16,200
Additional antidilution shares					2,659,000
Percentage of voting equity interests acquired			4.70%		4.70%
Intensity [Member] | Acquisition Of Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Private investment interest					$ 4,500
Acquisition of shares			1,000,000		1,000,000
Percentage of equity held			7.50%		7.50%
Intensity [Member] | Acquisition Of Intensity Holding Limited [Member]
IfrsStatementLineItems [Line Items]
Equity interests of acquirer									$ 1,300
Number of ordinary shares issued in acquisition									129,806
Number of private company share consists in sole asset									288,458
Number of shares outstanding									1,288,458